Hatteras Variable Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 18, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549
Re:          Hatteras Variable Trust (the “Trust”)
File Nos.: 333-179263 and 811-22660
Hatteras Alpha Hedged Strategies Variable Fund (S000036788)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Hatteras Alpha Hedged Strategies Variable Fund, hereby certifies that the form of Prospectus and Statement of Additional Information filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated May 15, 2012, and filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on May 1, 2012.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC